Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio
September 30, 2021
VIPGRO-NPRT3-1121
1.808783.117
Common Stocks - 96.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 21.9%
Entertainment - 6.2%
Netflix, Inc. (a)	88,100	53,770,954
Roku, Inc. Class A (a)	188,024	58,917,320
Sea Ltd. ADR (a)	260,088	82,897,848
The Walt Disney Co. (a)	60,451	10,226,496
		205,812,618
Interactive Media & Services - 12.8%
Alphabet, Inc.:
Class A (a)	29,176	78,002,620
Class C (a)	63,323	168,775,425
Facebook, Inc. Class A (a)	305,279	103,608,640
fuboTV, Inc. (a)(b)	297,700	7,132,892
Match Group, Inc. (a)	31,574	4,956,802
Snap, Inc. Class A (a)	446,300	32,968,181
Taboola.com Ltd. (a)	73,100	618,426
Zoominfo Technologies, Inc. (a)	429,600	26,287,224
		422,350,210
Media - 1.5%
Comcast Corp. Class A	247,690	13,853,302
Integral Ad Science Holding Corp.	300	6,189
Magnite, Inc. (a)	877,650	24,574,200
TechTarget, Inc. (a)	129,428	10,667,456
		49,101,147
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	369,088	47,154,683
TOTAL COMMUNICATION SERVICES		724,418,658
CONSUMER DISCRETIONARY - 13.1%
Automobiles - 1.5%
Neutron Holdings, Inc. (a)(c)(d)	106,587	11,725
Rad Power Bikes, Inc. (a)(c)(d)	56,834	544,686
Tesla, Inc. (a)	63,925	49,572,559
		50,128,970
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A (a)(b)	116,277	2,523,211
FSN E-Commerce Ventures Pvt Ltd. (a)(c)(d)	362,370	1,753,426
The Beachbody Co., Inc. (c)	119,354	661,221
		4,937,858
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A	128,500	21,555,875
Household Durables - 0.5%
Lovesac (a)	19,000	1,255,710
Purple Innovation, Inc. (a)(b)	680,300	14,299,906
		15,555,616
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (a)	45,528	149,561,301
Cazoo Group Ltd. (a)(c)	37,900	279,759
Cazoo Group Ltd.	248,067	1,734,733
Chewy, Inc. (a)(b)	298,600	20,337,646
Doordash, Inc.	18,500	3,810,630
Farfetch Ltd. Class A (a)	47,500	1,780,300
Global-e Online Ltd. (b)	307,333	22,066,509
Porch Group, Inc. Class A (a)	194,900	3,445,832
The Original BARK Co. Class A (a)	118,330	811,744
thredUP, Inc. (a)	6,100	132,309
Wayfair LLC Class A (a)	60,518	15,462,954
Zomato Ltd. (a)(c)	1,567,800	2,454,325
		221,878,042
Leisure Products - 0.3%
Peloton Interactive, Inc. Class A (a)	112,400	9,784,420
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	75,900	3,037,518
American Eagle Outfitters, Inc.	44,563	1,149,725
Auto1 Group SE (e)	454,000	16,519,364
Carvana Co. Class A (a)(b)	164,570	49,624,438
Dick's Sporting Goods, Inc.	130,600	15,641,962
Shift Technologies, Inc. Class A (a)(b)	440,900	3,059,846
		89,032,853
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. (a)(c)(d)	6,630	76,378
Bombas LLC (a)(c)(d)	677,445	2,993,955
Capri Holdings Ltd. (a)	40,000	1,936,400
lululemon athletica, Inc. (a)	26,272	10,632,278
Tapestry, Inc.	115,500	4,275,810
		19,914,821
TOTAL CONSUMER DISCRETIONARY		432,788,455
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	218,400	11,994,528
Blink Health, Inc. Series A1 (c)(d)	8,327	317,925
Costco Wholesale Corp.	25,200	11,323,620
Sweetgreen, Inc. warrants 1/21/26 (a)(c)(d)	56,101	221,599
		23,857,672
Food Products - 0.1%
AppHarvest, Inc. (a)(b)	48,759	317,909
Beyond Meat, Inc. (a)(b)	13,811	1,453,746
		1,771,655
Personal Products - 0.0%
Olaplex Holdings, Inc.	43,200	907,200
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	560	29,882
TOTAL CONSUMER STAPLES		26,566,409
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Reliance Industries Ltd.	1,276,535	43,237,580
Reliance Industries Ltd.	77,762	1,950,709
		45,188,289
FINANCIALS - 1.7%
Banks - 0.9%
Starling Bank Ltd. Series D (a)(d)	1,013,900	1,768,249
Wells Fargo & Co.	617,300	28,648,893
		30,417,142
Capital Markets - 0.2%
Coinbase Global, Inc. (a)	2,700	614,196
XP, Inc. Class A (a)	108,000	4,338,360
		4,952,556
Consumer Finance - 0.5%
Capital One Financial Corp.	54,600	8,843,562
LendingTree, Inc. (a)	61,625	8,617,024
		17,460,586
Diversified Financial Services - 0.0%
IonQ, Inc. (c)	87,900	822,744
Insurance - 0.1%
Palomar Holdings, Inc. (a)(b)	48,900	3,952,587
TOTAL FINANCIALS		57,605,615
HEALTH CARE - 12.4%
Biotechnology - 4.6%
Acceleron Pharma, Inc. (a)	38,200	6,574,220
ADC Therapeutics SA (a)	37,288	1,012,742
Agios Pharmaceuticals, Inc. (a)	124,400	5,741,060
Allakos, Inc. (a)	21,400	2,265,618
Alnylam Pharmaceuticals, Inc. (a)	84,451	15,945,193
Applied Therapeutics, Inc. (a)	57,437	953,454
Arcutis Biotherapeutics, Inc. (a)	40,700	972,323
Argenx SE ADR (a)	19,931	6,019,162
Ascendis Pharma A/S sponsored ADR (a)	16,125	2,570,164
Aurinia Pharmaceuticals, Inc. (a)(b)	205,200	4,541,076
Celldex Therapeutics, Inc. (a)	107,200	5,787,728
Cullinan Oncology, Inc.	26,200	591,334
Cytokinetics, Inc. (a)	131,600	4,703,384
Erasca, Inc.	108,000	2,291,760
Exelixis, Inc. (a)	156,600	3,310,524
Forma Therapeutics Holdings, Inc. (a)	57,000	1,321,830
Fusion Pharmaceuticals, Inc. (a)	22,300	176,616
Generation Bio Co. (a)	19,705	494,004
Gritstone Bio, Inc. (a)(b)	149,524	1,614,859
Icosavax, Inc. (b)	31,900	943,921
Imago BioSciences, Inc.	13,300	266,399
Instil Bio, Inc.	157,300	2,811,738
Keros Therapeutics, Inc. (a)	39,700	1,570,532
Mirati Therapeutics, Inc. (a)	24,300	4,298,913
Moderna, Inc. (a)	800	307,888
Monte Rosa Therapeutics, Inc.	54,800	1,220,944
Morphic Holding, Inc. (a)	38,600	2,186,304
Neurocrine Biosciences, Inc. (a)	170,822	16,383,538
Nuvalent, Inc. Class A	41,384	933,209
ORIC Pharmaceuticals, Inc. (a)	12,700	265,557
Passage Bio, Inc. (a)	43,581	434,067
Poseida Therapeutics, Inc. (a)	9,300	67,797
Prelude Therapeutics, Inc.	52,200	1,631,250
Protagonist Therapeutics, Inc. (a)	86,866	1,539,266
PTC Therapeutics, Inc. (a)	9,000	334,890
Regeneron Pharmaceuticals, Inc. (a)	47,482	28,735,157
Relay Therapeutics, Inc. (a)	95,200	3,001,656
Repare Therapeutics, Inc. (a)	3,400	89,216
Sarepta Therapeutics, Inc. (a)	80,413	7,436,594
Tenaya Therapeutics, Inc. (a)	56,600	1,168,790
TG Therapeutics, Inc. (a)	87,000	2,895,360
Vaxcyte, Inc.	69,704	1,768,390
Zentalis Pharmaceuticals, Inc. (a)	77,300	5,151,272
		152,329,699
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	693,792	30,103,635
Danaher Corp.	40,900	12,451,596
DexCom, Inc. (a)	21,600	11,812,176
Hologic, Inc. (a)	97,966	7,230,870
Insulet Corp. (a)	26,800	7,617,364
Novocure Ltd. (a)	73,946	8,590,307
Penumbra, Inc. (a)	29,400	7,835,100
TransMedics Group, Inc. (a)	337,741	11,175,850
		96,816,898
Health Care Providers & Services - 4.0%
1Life Healthcare, Inc. (a)	238,299	4,825,555
agilon health, Inc.	229,691	6,020,201
Alignment Healthcare, Inc.	127,600	2,039,048
Cano Health, Inc. (c)	601,200	7,623,216
Cano Health, Inc. (a)	318,100	4,033,508
CareMax, Inc. Class A (a)	229,306	2,215,096
Centene Corp. (a)	216,800	13,508,808
Humana, Inc.	71,872	27,968,989
LifeStance Health Group, Inc. (b)	1,023,494	14,840,663
Oak Street Health, Inc. (a)(b)	386,400	16,433,592
UnitedHealth Group, Inc.	87,948	34,364,802
		133,873,478
Health Care Technology - 0.3%
Definitive Healthcare Corp.	4,100	175,603
Doximity, Inc.	44	3,551
GoodRx Holdings, Inc. (b)	103,300	4,237,366
Inspire Medical Systems, Inc. (a)	18,300	4,261,704
Sema4 Holdings Corp. (c)	30,200	229,218
		8,907,442
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	5,500	800,690
Olink Holding AB ADR (a)	53,700	1,302,225
Sartorius Stedim Biotech	11,226	6,273,144
		8,376,059
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	43,400	3,566,612
Cyteir Therapeutics, Inc.	17,000	298,350
IMARA, Inc. (a)	192,221	784,262
Nabriva Therapeutics PLC (a)(b)	163,155	194,154
Nabriva Therapeutics PLC warrants 6/1/22 (a)	1,049,672	11
Nektar Therapeutics (a)	279,399	5,018,006
Nuvation Bio, Inc. (a)	40,528	402,848
Terns Pharmaceuticals, Inc.	108,800	1,133,696
		11,397,939
TOTAL HEALTH CARE		411,701,515
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(c)(d)	1,300	545,987
Air Freight & Logistics - 0.2%
InPost SA	477,400	7,921,706
Airlines - 0.1%
Joby Aviation, Inc. (a)(c)	179,299	1,803,748
Building Products - 0.2%
The AZEK Co., Inc. (a)	113,900	4,160,767
View, Inc. (c)	179,413	923,798
		5,084,565
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. (a)(e)	221,821	3,968,378
ACV Auctions, Inc. Class A (a)	12,740	227,919
		4,196,297
Electrical Equipment - 0.6%
FREYR Battery SA (a)	119,615	1,180,600
Sunrun, Inc. (a)	259,718	11,427,592
Vestas Wind Systems A/S	187,485	7,521,537
		20,129,729
Machinery - 0.0%
Hyzon Motors, Inc. Class A (a)	47,500	329,650
Proterra, Inc. Class A	81,000	818,910
		1,148,560
Marine - 0.2%
Eagle Bulk Shipping, Inc. (a)	31,200	1,573,104
Genco Shipping & Trading Ltd.	79,600	1,602,348
Golden Ocean Group Ltd. (b)	310,800	3,347,316
		6,522,768
Professional Services - 0.0%
LegalZoom.com, Inc.	12,100	319,440
Otonomo Technologies Ltd. (a)	58,225	278,316
		597,756
Road & Rail - 3.0%
Lyft, Inc. (a)	495,416	26,549,343
TuSimple Holdings, Inc. (a)	62,400	2,316,912
Uber Technologies, Inc. (a)	1,550,893	69,480,006
		98,346,261
TOTAL INDUSTRIALS		146,297,377
INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment & Components - 0.3%
Flex Ltd. (a)	365,952	6,470,031
Jabil, Inc.	82,500	4,815,525
		11,285,556
IT Services - 8.3%
Afterpay Ltd. (a)	31,458	2,732,918
Cloudflare, Inc. (a)	32,297	3,638,257
Cyxtera Technologies, Inc. (a)(c)	143,648	1,328,744
Dlocal Ltd.	34,600	1,887,776
EPAM Systems, Inc. (a)	8,871	5,060,728
Flywire Corp. (a)	73,927	3,240,960
Global Payments, Inc.	152,574	24,042,611
GoDaddy, Inc. (a)	399,006	27,810,718
Marqeta, Inc. Class A (b)	304,900	6,744,388
MasterCard, Inc. Class A	32,856	11,423,374
MongoDB, Inc. Class A (a)	29,086	13,714,340
Nuvei Corp. (e)	127,700	14,629,141
Payoneer Global, Inc. (c)	65,400	559,170
Payoneer Global, Inc.	31,300	267,615
PayPal Holdings, Inc. (a)	126,747	32,980,837
Remitly Global, Inc.	99,000	3,633,300
Repay Holdings Corp. (a)	426,600	9,824,598
Snowflake Computing, Inc.	6,286	1,901,075
Square, Inc.	131,200	31,467,008
TaskUs, Inc. (b)	138,600	9,198,882
Thoughtworks Holding, Inc.	24,500	703,395
Thoughtworks Holding, Inc.	146,168	3,776,835
Toast, Inc.	8,200	409,590
Twilio, Inc. Class A (a)	41,677	13,297,047
Visa, Inc. Class A	55,433	12,347,701
Wix.com Ltd. (a)	183,590	35,978,132
		272,599,140
Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	196,595	25,307,674
Cirrus Logic, Inc. (a)	11,500	947,025
Lam Research Corp.	31,844	18,124,013
Marvell Technology, Inc.	260,270	15,696,884
Micron Technology, Inc.	510,055	36,203,704
NVIDIA Corp.	354,152	73,366,128
NXP Semiconductors NV	192,845	37,772,550
ON Semiconductor Corp. (a)	371,739	17,014,494
SolarEdge Technologies, Inc. (a)	35,643	9,453,236
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	24,200	2,701,930
		236,587,638
Software - 18.5%
Adobe, Inc. (a)	52,157	30,027,828
Alkami Technology, Inc. (a)	137,573	3,225,537
Alkami Technology, Inc. (a)	1,700	41,956
Anaplan, Inc. (a)	254,700	15,508,683
Autodesk, Inc. (a)	40,385	11,516,590
Blend Labs, Inc.	20,200	272,296
BTRS Holdings, Inc. (a)(c)	235,499	2,505,709
BTRS Holdings, Inc. (a)	68,000	723,520
CCC Intelligent Solutions Holdings, Inc. (c)	26,636	279,944
Ceridian HCM Holding, Inc. (a)	120,300	13,548,186
Confluent, Inc.	8,300	495,095
Coupa Software, Inc. (a)	20,760	4,550,177
Digital Turbine, Inc. (a)	202,500	13,921,875
DocuSign, Inc. (a)	5,652	1,454,994
DoubleVerify Holdings, Inc.	274,478	9,376,168
DoubleVerify Holdings, Inc.	164,233	5,329,689
Dynatrace, Inc. (a)	473,500	33,604,295
Elastic NV (a)	64,281	9,577,226
EngageSmart, Inc.	11,400	388,284
Epic Games, Inc. (a)(c)(d)	8,216	7,271,160
ForgeRock, Inc.	9,800	381,514
Freshworks, Inc.	16,000	683,040
HubSpot, Inc. (a)	37,493	25,348,642
Intapp, Inc.	397,200	10,231,872
Intuit, Inc.	41,090	22,168,466
Latch, Inc. (b)	218,500	2,462,495
Lightspeed Commerce, Inc. (Canada) (a)	216,137	20,856,043
Matterport, Inc.	52,941	1,001,114
Matterport, Inc. (a)(c)	31,200	589,992
Microsoft Corp.	780,644	220,079,153
Monday.com Ltd.	16,200	5,284,440
Olo, Inc. (a)(b)	12,000	360,360
Pine Labs Private Ltd. (c)(d)	2,299	985,616
RingCentral, Inc. (a)	18,317	3,983,948
Riskified Ltd.	96,827	2,208,624
Riskified Ltd.:
Class A	71,887	1,475,768
Class B	143,774	2,951,536
Salesforce.com, Inc. (a)	241,431	65,480,916
SentinelOne, Inc. (b)	15,000	803,550
ServiceNow, Inc. (a)	29,618	18,430,393
Stripe, Inc. Class B (a)(c)(d)	10,400	417,300
Synopsys, Inc. (a)	5,300	1,586,873
Technology One Ltd.	11,307	91,293
The Trade Desk, Inc. (a)	82,250	5,782,175
Viant Technology, Inc.	191,401	2,338,920
Volue A/S	309,200	1,702,990
Workday, Inc. Class A (a)	44,093	11,018,400
Zoom Video Communications, Inc. Class A (a)	73,400	19,194,100
		611,518,745
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	843,004	119,285,066
Samsung Electronics Co. Ltd.	169,670	10,514,051
		129,799,117
TOTAL INFORMATION TECHNOLOGY		1,261,790,196
MATERIALS - 1.2%
Chemicals - 0.0%
Corbion NV	11,621	561,478
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	1,160,400	37,747,812
TOTAL MATERIALS		38,309,290
UTILITIES - 1.5%
Electric Utilities - 0.9%
Edison International	161,207	8,942,152
NextEra Energy, Inc.	72,252	5,673,227
ORSTED A/S (e)	108,094	14,248,372
		28,863,751
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	273,300	20,595,888
TOTAL UTILITIES		49,459,639
TOTAL COMMON STOCKS (Cost $1,764,142,251)		3,194,125,443

Preferred Stocks - 2.7%
	Shares	Value ($)
Convertible Preferred Stocks - 2.3%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(c)	236,200	347,816

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.5%
Bird Rides, Inc. (c)	286,744	2,150,832
Rad Power Bikes, Inc.:
Series A(c)(d)	7,410	71,016
Series C(a)(c)(d)	29,156	279,425
Series D(c)(d)	54,800	525,192
Rivian Automotive, Inc.:
Series E(a)(c)(d)	203,741	12,269,283
Series F(a)(c)(d)	39,077	2,353,217
		17,648,965
Internet & Direct Marketing Retail - 0.4%
GoBrands, Inc. Series G (a)(c)(d)	10,300	4,001,447
Instacart, Inc.:
Series H(c)(d)	39,942	5,312,685
Series I(a)(c)(d)	13,388	1,780,738
		11,094,870
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A(a)(c)(d)	2,615	30,125
Series B(a)(c)(d)	460	5,299
Series C(a)(c)(d)	4,390	50,573
Series Seed(a)(c)(d)	1,405	16,186
		102,183
TOTAL CONSUMER DISCRETIONARY		28,846,018

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(c)(d)	40,445	1,544,190
Sweetgreen, Inc.:
Series C(a)(c)(d)	749	9,849
Series D(a)(c)(d)	12,050	158,458
Series I(a)(c)(d)	28,401	373,473
Series J(a)(c)(d)	56,101	737,728
		2,823,698
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (c)(d)	57,277	3,450,899

Tobacco - 0.2%
JUUL Labs, Inc.:
Series C(a)(c)(d)	131,549	7,019,455
Series D(a)(c)(d)	741	39,540
		7,058,995
TOTAL CONSUMER STAPLES		13,333,592

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc.:
Series D1(a)(c)	28,666	406,605
Series E(a)(c)	122,861	1,742,687
		2,149,292
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Relativity Space, Inc. Series E (a)(c)(d)	149,903	3,423,050
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	3,941	1,655,181
Series N(a)(c)(d)	8,100	3,401,919
		8,480,150
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(c)(d)	64,780	4,746,431

Road & Rail - 0.1%
Convoy, Inc. Series D (a)(c)(d)	197,216	3,368,449

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (a)(c)(d)	1,519	730,214

TOTAL INDUSTRIALS		17,325,244

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Meesho Series F (c)(d)	32,200	2,468,848
Xsight Labs Ltd. Series D (c)(d)	74,300	594,103
		3,062,951
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (c)(d)	1,172,546	1,299,983

IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	17,456	2,066,092
Yanka Industries, Inc.:
Series E(a)(c)(d)	53,172	1,694,953
Series F(c)(d)	55,568	1,771,330
		5,532,375
Semiconductors & Semiconductor Equipment - 0.0%
SiMa.ai Series B (c)(d)	171,100	877,298
Tenstorrent, Inc. Series C1 (c)(d)	4,700	279,435
		1,156,733
Software - 0.1%
Databricks, Inc. Series G (a)(c)(d)	9,000	1,984,072
Stripe, Inc. Series H (a)(c)(d)	4,500	180,563
		2,164,635
TOTAL INFORMATION TECHNOLOGY		13,216,677

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	99,028	2,376,672

TOTAL CONVERTIBLE PREFERRED STOCKS		77,595,311
Nonconvertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc. Series E1 (a)(c)	659,560	971,235

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	1,673,000	184,030
Waymo LLC Series A2 (a)(c)(d)	7,496	687,548
		871,578
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (c)(d)(f)	92,987	2,669,025

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Gupshup, Inc. (c)(d)	70,900	1,621,143

Software - 0.2%
Pine Labs Private Ltd.:
Series 1(c)(d)	5,494	2,355,360
Series A(c)(d)	1,373	588,626
Series B(c)(d)	1,494	640,500
Series B2(a)(c)(d)	1,208	517,888
Series C(a)(c)(d)	2,247	963,323
Series C1(c)(d)	473	202,782
Series D(c)(d)	506	216,930
		5,485,409
TOTAL INFORMATION TECHNOLOGY		7,106,552

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,618,390
TOTAL PREFERRED STOCKS (Cost $61,517,152)		89,213,701

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	130,700	130,700
4% 6/12/27 (c)(d)	35,600	35,600
Cost ($166,300)		166,300

Preferred Securities - 0.2%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (c)(h)	3,486,300	3,973,987
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Enevate Corp. 0% 1/29/23 (c)(d)	499,219	499,219
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h)	260,000	260,000
TOTAL INFORMATION TECHNOLOGY		759,219
TOTAL PREFERRED SECURITIES (Cost $4,245,519)		4,733,206

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j) (Cost $99,382,362)	99,372,424	99,382,362

Equity Funds - 0.7%
	Shares	Value ($)
Domestic Equity Funds - 0.7%
iShares Russell 1000 Growth Index ETF (b) (Cost $24,791,369)	88,000	24,115,520

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $1,954,244,953)	3,411,736,532
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(104,893,030)
NET ASSETS - 100.0%	3,306,843,502

Security Type Abbreviations
ETF	-	Exchange-Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $129,344,434 or 3.9% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,365,255 or 1.5% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Allbirds, Inc.	10/09/18	72,712
Allbirds, Inc. Series A	10/09/18	28,679
Allbirds, Inc. Series B	10/09/18	5,045
Allbirds, Inc. Series C	10/09/18	48,146
Allbirds, Inc. Series Seed	10/09/18	15,409
Beta Technologies, Inc. Series A	4/09/21	4,746,431
Bird Rides, Inc.	2/12/21 - 4/20/21	1,488,022
Blink Health, Inc. Series A1	12/30/20	225,578
Blink Health, Inc. Series C	11/07/19 - 7/14/21	1,544,028
Bombas LLC	2/16/21	2,993,957
Bowery Farming, Inc. Series C1	5/18/21	3,450,899
BTRS Holdings, Inc.	1/12/21	2,354,990
ByteDance Ltd. Series E1	11/18/20	1,912,727
Cano Health, Inc.	11/11/20	6,012,000
Cazoo Group Ltd.	3/28/21	379,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	266,360
Circle Internet Financial Ltd. 0%	5/11/21	3,486,300
Convoy, Inc. Series D	10/30/19	2,670,305
Cyxtera Technologies, Inc.	2/21/21	1,436,480
Databricks, Inc. Series G	2/01/21	1,596,311
Delhivery Private Ltd. Series H	5/20/21	741,460
Diamond Foundry, Inc. Series C	3/15/21	2,376,672
Enevate Corp. Series E	1/29/21	1,299,984
Enevate Corp. 0% 1/29/23	1/29/21	499,219
Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200
FSN E-Commerce Ventures Pvt Ltd.	10/07/20 - 10/26/20	994,523
GoBrands, Inc. Series G	3/02/21	2,572,088
Gupshup, Inc.	6/08/21	1,621,143
Instacart, Inc. Series H	11/13/20	2,396,520
Instacart, Inc. Series I	2/26/21	1,673,500
IonQ, Inc.	3/07/21	879,000
Joby Aviation, Inc.	2/23/21	1,792,990
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15	0
JUUL Labs, Inc. Series D	6/25/18	0
Matterport, Inc.	2/08/21	312,000
Meesho Series F	9/21/21	2,468,848
Neutron Holdings, Inc.	2/04/21	1,066
Neutron Holdings, Inc. Series 1C	7/03/18	305,891
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600
Payoneer Global, Inc.	2/03/21	654,000
Pine Labs Private Ltd.	6/30/21	857,205
Pine Labs Private Ltd. Series 1	6/30/21	2,048,493
Pine Labs Private Ltd. Series A	6/30/21	511,937
Pine Labs Private Ltd. Series B	6/30/21	557,053
Pine Labs Private Ltd. Series B2	6/30/21	450,415
Pine Labs Private Ltd. Series C	6/30/21	837,816
Pine Labs Private Ltd. Series C1	6/30/21	176,363
Pine Labs Private Ltd. Series D	6/30/21	188,667
Rad Power Bikes, Inc.	1/21/21	274,158
Rad Power Bikes, Inc. Series A	1/21/21	35,745
Rad Power Bikes, Inc. Series C	1/21/21	140,644
Rad Power Bikes, Inc. Series D	9/17/21	525,192
Relativity Space, Inc. Series E	5/27/21	3,423,050
Rivian Automotive, Inc. Series E	7/10/20	3,155,948
Rivian Automotive, Inc. Series F	1/19/21	1,439,987
Sema4 Holdings Corp.	2/09/21	302,000
SiMa.ai Series B	5/10/21	877,298
Sonder Holdings, Inc. Series D1	12/20/19	300,878
Sonder Holdings, Inc. Series E	4/03/20 - 5/06/20	1,322,833
Space Exploration Technologies Corp. Class A	2/16/21	545,987
Space Exploration Technologies Corp. Series I	4/05/18	666,029
Space Exploration Technologies Corp. Series N	8/04/20	2,187,000
Starry, Inc. Series D	7/30/20	337,766
Starry, Inc. Series E1	9/04/20	927,692
Stripe, Inc. Class B	5/18/21	417,335
Stripe, Inc. Series H	3/15/21	180,563
Sweetgreen, Inc. warrants 1/21/26	1/21/21	0
Sweetgreen, Inc. Series C	9/13/19	12,808
Sweetgreen, Inc. Series D	9/13/19	206,055
Sweetgreen, Inc. Series I	9/13/19	485,657
Sweetgreen, Inc. Series J	1/21/21	959,327
Tenstorrent, Inc. Series C1	4/23/21	279,435
Tenstorrent, Inc. 0%	4/23/21	260,000
The Beachbody Co., Inc.	2/09/21	1,193,540
Thriveworks TopCo LLC Series B	7/23/21	2,669,025
View, Inc.	3/05/21	1,794,130
Waymo LLC Series A2	5/08/20	643,661
Xsight Labs Ltd. Series D	2/16/21	594,103
Yanka Industries, Inc. Series E	5/15/20	642,275
Yanka Industries, Inc. Series F	4/08/21	1,771,330
Zomato Ltd.	12/09/20 - 2/10/21	1,100,721

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	6,556,539	456,019,018	462,575,009	2,476	(548)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	113,740,484	309,750,988	324,109,110	405,271	-	-	99,382,362	0.3%
Total	120,297,023	765,770,006	786,684,119	407,747	(548)	-	99,382,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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